Barclays PLC parent company balance sheet	6 Months Ended
Jun. 30, 2022
Disclosure of subsidiaries [abstract]
Barclays PLC parent company balance sheet	Barclays PLC parent company balance sheet

	As at 30.06.22	As at 31.12.21
Assets	£m	£m
Investment in subsidiaries	63,633	62,528
Loans and advances to subsidiaries	20,369	22,072
Financial assets at fair value through the income statement	24,052	25,091
Derivative financial instruments	5	4
Other assets	235	68
Total assets	108,294	109,763

Liabilities
Deposits at amortised cost	545	488
Debt securities in issue	22,389	25,658
Subordinated liabilities	10,070	9,301
Financial liabilities designated at fair value	16,888	16,319
Derivative financial instruments	540	43
Other liabilities	104	117
Total liabilities	50,536	51,926

Equity
Called up share capital	4,133	4,188
Share premium account	375	348
Other equity instruments	12,347	12,241
Other reserves	616	555
Retained earnings	40,287	40,505
Total equity	57,758	57,837

Total liabilities and equity	108,294	109,763
Investment in subsidiaries
The investment in subsidiaries of £63,633m (December 2021: £62,528m) predominantly relates to investments in the ordinary shares of Barclays Bank PLC of £36,340m (December 2021: £35,590m) and their AT1 securities of £9,849m (December 2021: £9,493m), as well as investments in the ordinary shares of Barclays Bank UK PLC of £14,245m (December 2021: £14,245m) and their AT1 securities of £2,570m (December 2021: £2,570m). Barclays PLC considers the carrying value of its investment in subsidiaries to be fully recoverable.
Loans and advances to subsidiaries
During the period, loans and advances to subsidiaries decreased by £1,703m to £20,369m (December 2021: £22,072m). The decrease was driven by the maturity of £2,296m intragroup loans to Barclays Bank PLC and the maturity of £836m intragroup loans to Barclays Bank UK PLC. There was also a £397m share buyback which took place in Q222. This was partially offset by a foreign exchange impact of £1,326m due to depreciation of GBP against major currencies (although the FX impact is offset across the balance sheet liabilities) and £1,010m dividend receipts from Barclays Bank UK PLC.
Financial assets and liabilities designated at fair value
Financial liabilities designated at fair value of £16,888m (December 2021: £16,319m) comprise material issuances during the period of €2,250m Fixed Rate Resetting Senior Callable Notes and $400m Zero Coupon Callable Notes. The proceeds raised through these transactions were used to invest in subsidiaries of Barclays PLC which are included within the financial assets designated at fair value through the income statement balance of £24,052m (December 2021: £25,091m).
Subordinated liabilities and debt securities in issue
During the period, subordinated liabilities have increased to £10,070m (December 2021: £9,301m) largely driven by foreign exchange impact of £819m due to depreciation of GBP against major currencies. Debt securities in issue of £22,389m (December 2021: £25,658m) have reduced in the year due to the maturity of senior issuances.
Called up share capital and share premium
Called up share capital and share premium of Barclays PLC is £4,508m (December 2021: £4,536m). The decrease in the year is primarily due to 244m shares repurchased with a total nominal value of £61m. This decrease was offset by £33m of shares issued under employee share schemes.
Other equity instruments
Other equity instruments comprises AT1 securities issued by Barclays PLC. The increase in the year of £106m is driven by one issuance (principal amount of £1,250m) and one redemption (principal amount of $1,500m).
Other reserves
As at 30 June 2022, there was a balance of £616m (December 2021: £555m) in other reserves. The increase is due to the repurchase of shares as part of the share buyback.
Management of internal investments, loans and advances
Barclays PLC retains the discretion to manage the nature of its internal investments in subsidiaries according to their regulatory and business needs. Barclays PLC may invest capital and funding into Barclays Bank PLC, Barclays Bank UK PLC and other Group subsidiaries such as Barclays Execution Services Limited and the US Intermediate Holding Company (IHC).